ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION

Consideration transferred:	$
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)		5,140,676
Forgiveness of BYND debt		(276,210)
Total consideration transferred		4,864,466

Fair value of identifiable assets and liabilities acquired:
Cash		494,144
Amount receivable		1
Trade payable and other liabilities		(24,069)
Total net assets acquired		470,076
Listing expense		4,394,390

SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Fair value of shares retained by former BYND Cannasoft shareholders (6,269,117 shares at $0.82 per share)	5,140,676
Forgiveness of BYND debt	(276,210)
Total consideration transferred	4,864,466
Fair value of identifiable assets and liabilities acquired:
Cash	494,144
Amount receivable	1
Trade payable and other liabilities	(24,069)
Total net assets acquired	470,076
Listing expense	4,394,390

Zigi Carmel Initiatives and Investments Ltd. [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Value allocated to shares issued (7,920,000 shares at $5.40 per share)	42,768,000

Fair value of assets and liabilities acquired:
Investments	137,811
Intangible asset – patents pending	42,768,000
Shareholder loan	(137,811)
42,768,000

Consideration transferred:	$
Value allocated to shares issued (7,920,000 shares at $5.40 per share)		42,768,000

Fair value of assets and liabilities acquired:
Investments		137,811
Intangible asset – patents pending		42,768,000
Shareholder loan		(137,811)
		42,768,000

B.Y.B.Y. Investments and Promotions Ltd. [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF CONTINGENT CONSIDERATION
Consideration transferred:	$
Value allocated to 9,832,495 shares issued	840,941

Fair value of assets and liabilities acquired:
Amount receivable	3,759
Intangible asset	850,000
Trade payable and other liabilities	(12,818)
840,941

Consideration transferred:	$
Value allocated to 9,832,495 shares issued		840,941

Fair value of assets and liabilities acquired:
Amount receivable		3,759
Intangible asset		850,000
Trade payable and other liabilities		(12,818)
		840,941